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                      NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                                  SUPPLEMENT
                             DATED MARCH 17, 2000
                                      TO
              PROSPECTUSES DATED APRIL 30, 1999, OCTOBER 25, 1999
                                AND MAY 1, 1988

                      METROPOLITAN LIFE INSURANCE COMPANY
                       THE NEW ENGLAND VARIABLE ACCOUNT

                                  SUPPLEMENT
                             DATED MARCH 17, 2000
                                      TO
                        PROSPECTUS DATED APRIL 30, 1999

  PROPOSED SUBSTITUTION. New England Life Insurance Company ("NELICO"), Metropolitan Life Insurance Company ("MetLife"), and other applicants intend to file an application (the "Application") with the Securities and Exchange Commission (the "SEC") on or before May 1, 2000 seeking an order approving the substitution of shares currently held by subaccounts of New England Variable Annuity Separate Account, New England Variable Life Separate Account, and The New England Variable Account. To the extent required by law, approval of the substitution will also be obtained from the state insurance regulators in certain jurisdictions.

  NELICO and MetLife propose to substitute shares of the Putnam International Stock Portfolio of the Metropolitan Series Fund, Inc. for shares of the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund. THE EFFECT OF THE PROPOSED SHARE SUBSTITUTION WOULD BE TO REPLACE THE MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES AS AN INVESTMENT OPTION UNDER YOUR CONTRACT WITH THE PUTNAM INTERNATIONAL STOCK PORTFOLIO. The investment objective of the Putnam International Stock Portfolio is long-term growth of capital. You will receive a prospectus for the Putnam International Stock Portfolio prior to the substitution.

  From the date the Application is filed with the SEC, to the date 30 days after the substitution, you can make one transfer of contract value in the Morgan Stanley International Magnum Equity Subaccount (before the substitution) or the Putnam International Stock Subaccount (after the substitution) to any other subaccount without that transfer counting toward the number permitted under your contract (without charge, if relevant).

  If the proposed substitution is carried out, we will send you a notice informing you about the substitution and the transfer rights described above.

  NEW ENGLAND ZENITH FUND CHANGES. A number of changes will affect the New England Zenith Fund on May 1, 2000. Please refer to the enclosed supplement for the New England Zenith Fund for more information.

                                     * * *

  This supplement should be retained with your Prospectus for future reference.

VL-146-00